VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—85.7%
Aerospace & Defense—0.3%
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)	$ 3,310	$ 4,323
Auto Manufacturers—1.7%
Ford Motor Co. 0.000%, 3/15/26(2)	7,100	7,168
Rivian Automotive, Inc.
4.625%, 3/15/29	6,590	6,382
144A 3.625%, 10/15/30(1)	9,505	8,189
		21,739

Banks—1.1%
Barclays Bank plc 0.000%, 2/18/25	5,880	6,296
BofA Finance LLC 0.600%, 5/25/27	7,040	8,448
		14,744

Biotechnology—4.5%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	12,445	13,410
Bridgebio Pharma, Inc. 2.500%, 3/15/27	3,600	3,636
Cytokinetics, Inc. 3.500%, 7/1/27	950	1,239
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	5,795	6,442
Insmed, Inc.
1.750%, 1/15/25	7,295	12,471
0.750%, 6/1/28	3,580	7,550
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	10,190	13,109
		57,857

Commercial Services—5.4%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	29,445	24,439
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	6,735	6,166
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(2)	14,625	13,328
Shift4 Payments, Inc.
0.000%, 12/15/25	2,945	3,386
0.500%, 8/1/27	16,755	15,825
Stride, Inc. 1.125%, 9/1/27	4,390	6,284
		69,428

Computers—5.7%
CyberArk Software Ltd. 0.000%, 11/15/24	4,565	7,929
Parsons Corp. 144A 2.625%, 3/1/29(1)	15,865	16,936
	Par Value	Value

Computers—continued
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	$ 9,330	$ 12,731
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)	8,650	8,664
Varonis Systems, Inc. 1.250%, 8/15/25	3,630	5,888
Western Digital Corp. 144A 3.000%, 11/15/28(1)	13,660	21,747
		73,895

Electric Utilities—6.0%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	16,540	18,889
NRG Energy, Inc. 2.750%, 6/1/48	4,710	9,031
PG&E Corp. 144A 4.250%, 12/1/27(1)	25,390	25,606
Southern Co. (The) 3.875%, 12/15/25	23,580	24,086
		77,612

Energy-Alternate Sources—0.5%
Sunnova Energy International, Inc. 2.625%, 2/15/28	17,230	6,077
Engineering & Construction—2.3%
Fluor Corp. 144A 1.125%, 8/15/29(1)	14,265	16,269
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	12,975	13,364
		29,633

Entertainment—2.9%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	8,055	6,673
IMAX Corp. 0.500%, 4/1/26	6,860	6,384
Live Nation Entertainment, Inc.
2.000%, 2/15/25	14,620	14,953
3.125%, 1/15/29	8,550	9,441
		37,451

Environmental Services—1.2%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	12,990	15,237
Financial Services—3.3%
Bread Financial Holdings, Inc. 144A 4.250%, 6/15/28(1)	8,545	11,372
Coinbase Global, Inc. 0.500%, 6/1/26	23,340	23,970
	Par Value	Value

Financial Services—continued
Encore Capital Group, Inc. 4.000%, 3/15/29	$ 7,925	$ 7,307
		42,649

Health Care REITs—2.1%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	22,805	27,035
Healthcare-Products—5.8%
Glaukos Corp. 2.750%, 6/15/27	7,190	15,841
Haemonetics Corp. 144A 2.500%, 6/1/29(1)	13,465	13,189
Integer Holdings Corp. 2.125%, 2/15/28	5,635	8,044
Lantheus Holdings, Inc. 2.625%, 12/15/27	8,890	11,056
Natera, Inc. 2.250%, 5/1/27	4,390	12,454
Tandem Diabetes Care, Inc. 144A 1.500%, 3/15/29(1)	4,850	6,671
TransMedics Group, Inc. 1.500%, 6/1/28	4,150	7,278
		74,533

Home Builders—0.5%
Meritage Homes Corp. 144A 1.750%, 5/15/28(1)	6,845	6,797
Household Products/Wares—0.7%
Spectrum Brands, Inc. 144A 3.375%, 6/1/29(1)	9,790	9,428
Internet—14.7%
Booking Holdings, Inc. 0.750%, 5/1/25	6,165	12,966
Cardlytics, Inc. 144A 4.250%, 4/1/29(1)	6,870	5,554
Lyft, Inc. 144A 0.625%, 3/1/29(1)	4,705	4,652
Magnite, Inc. 0.250%, 3/15/26	14,005	12,640
Palo Alto Networks, Inc. 0.375%, 6/1/25	6,725	22,913
PDD Holdings, Inc. 0.000%, 12/1/25	12,255	12,048
Q2 Holdings, Inc. 0.750%, 6/1/26	4,030	4,001
Sea Ltd. 2.375%, 12/1/25	11,050	11,807
Snap, Inc. 0.750%, 8/1/26	14,245	15,249
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	13,175	12,854
Uber Technologies, Inc. 0.000%, 12/15/25(2)	21,765	23,332
Wayfair, Inc.
1.125%, 11/1/24	7,030	6,889
1.000%, 8/15/26	14,710	13,235
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Internet—continued
3.250%, 9/15/27	$ 12,240	$ 14,060
Zillow Group, Inc.
0.750%, 9/1/24	2,990	3,242
2.750%, 5/15/25	12,860	12,962
		188,404

Investment Companies—0.5%
Marathon Digital Holdings, Inc. 1.000%, 12/1/26	6,975	6,008
Iron & Steel—0.9%
ATI, Inc. 3.500%, 6/15/25	3,230	11,559
Leisure Time—4.1%
Carnival Corp. 5.750%, 12/1/27	6,150	10,030
NCL Corp., Ltd.
5.375%, 8/1/25	2,680	3,255
1.125%, 2/15/27	14,700	13,659
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	7,840	25,288
		52,232

Machinery-Construction & Mining—0.5%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	7,275	6,406
Media—1.5%
DISH Network Corp. 0.000%, 12/15/25(2)	7,710	5,668
Liberty Broadband Corp. 144A 3.125%, 6/30/54(1)	3,510	3,526
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	9,460	10,040
		19,234

Miscellaneous Manufacturing—0.5%
Axon Enterprise, Inc. 0.500%, 12/15/27	4,665	6,401
Oil, Gas & Consumable Fuels—0.5%
CNX Resources Corp. 2.250%, 5/1/26	3,185	6,134
Passenger Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25	6,185	6,396
Pharmaceuticals—1.6%
Dexcom, Inc. 0.375%, 5/15/28	20,890	20,409
Private Equity—0.6%
HAT Holdings I LLC 144A 3.750%, 8/15/28(1)	5,875	7,223
	Par Value	Value

Retail—1.8%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	$ 9,830	$ 12,823
Freshpet, Inc. 3.000%, 4/1/28	5,455	10,794
		23,617

Semiconductors—6.6%
Impinj, Inc. 1.125%, 5/15/27	5,370	8,307
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	8,620	12,154
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)	14,360	14,481
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	15,115	16,093
ON Semiconductor Corp. 0.500%, 3/1/29	12,705	12,171
Semtech Corp. 1.625%, 11/1/27	11,250	11,829
Veeco Instruments, Inc. 2.875%, 6/1/29	5,280	9,092
Wolfspeed, Inc. 0.250%, 2/15/28	1,920	1,132
		85,259

Software—7.1%
Akamai Technologies, Inc. 0.125%, 5/1/25	5,040	5,282
Confluent, Inc. 0.000%, 1/15/27(2)	7,880	6,804
Datadog, Inc. 0.125%, 6/15/25	6,635	9,604
Guidewire Software, Inc. 1.250%, 3/15/25	9,560	11,950
HubSpot, Inc. 0.375%, 6/1/25	2,990	6,225
MicroStrategy, Inc.
0.000%, 2/15/27(2)	5,310	6,359
144A 0.875%, 3/15/31(1)	14,060	12,232
Nutanix, Inc. 0.250%, 10/1/27	5,390	6,285
Tyler Technologies, Inc. 0.250%, 3/15/26	12,000	13,140
Vertex, Inc. 144A 0.750%, 5/1/29(1)	10,755	12,813
		90,694

Telecommunications—0.3%
Infinera Corp. 3.750%, 8/1/28	3,060	3,314
Total Convertible Bonds and Notes (Identified Cost $999,711)		1,101,728

	Shares	Value
Convertible Preferred Stocks—6.4%
Banks—3.0%
Wells Fargo & Co. Series L, 7.500%	32,565	$ 38,719
Chemicals—0.5%
Albemarle Corp., 7.250%	129,400	6,038
Electric Utilities—0.8%
NextEra Energy, Inc., 6.926%	251,355	10,429
Financial Services—1.4%
Apollo Global Management, Inc., 6.750%	279,665	18,349
Machinery—0.7%
Chart Industries, Inc. Series B, 6.750%	120,830	6,868
RBC Bearings, Inc. Series A, 5.000%	20,040	2,450
		9,318

Total Convertible Preferred Stocks (Identified Cost $82,159)		82,853

Equity-Linked Notes—4.7%
Banks—1.8%
Barclays Bank plc 1.000%, 2/16/29	15,060,000	15,906
Morgan Stanley Finance LLC 1.500%, 1/28/27(3)	5,650,000	6,981
		22,887

Financial Services—2.9%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(3)	8,845,000	11,176
Goldman Sachs Finance Corp.
1.000%, 5/13/27(3)	11,860,000	14,205
1.250%, 6/28/27(3)	11,565,000	12,553
		37,934

Total Equity-Linked Notes (Identified Cost $56,866)		60,821

Total Long-Term Investments—96.8% (Identified Cost $1,138,736)		1,245,402

TOTAL INVESTMENTS—96.8% (Identified Cost $1,138,736)		$1,245,402
Other assets and liabilities, net—3.2%		40,654
NET ASSETS—100.0%		$1,286,056

Abbreviation:
LLC	Limited Liability Company
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $364,598 or 28.4% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
Country Weightings†
United States	89%
Cayman Islands	4
Liberia	2
United Kingdom	2
Bermuda	1
Panama	1
Israel	1
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,101,728	$—	$1,101,728	$—
Convertible Preferred Stocks	82,853	82,853	—	—
Equity-Linked Notes	60,821	—	15,906	44,915
Total Investments	$1,245,402	$82,853	$1,117,634	$44,915
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Notes
Investments in Securities
Balance as of September 30, 2023:	$ 7,151	$ 7,151
Accrued discount/(premium)	9	9
Net realized gain (loss)	(251)	(251)
Net change in unrealized appreciation (depreciation)(a)	4,248	4,248
Purchases	57,919	57,919
Sales(b)	(24,161)	(24,161)
Balance as of June 30, 2024	$ 44,915	$ 44,915
(a) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024, was $3,124.
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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